Share-based payments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Share-based payments
26. Share-based payments
The Group recognised the following charges in the income statement in respect of its equity-settled share-based payment plans:

All figures in £ millions	2023	2022	2021

Pearson plans	40	38	28
The Group operates the following equity-settled employee option and share plans:
Worldwide Save for Shares Plan – The Group has a Worldwide Save for Shares Plan. Under this plan, employees can save a portion of their monthly salary over a period of three years. At the end of this period, the employee has the option to purchase ordinary shares with the accumulated funds at a purchase price equal to 80% of the market price prevailing at the time of the commencement of the employee’s participation in the plan. Options that are not exercised within six months of the end of the savings period lapse unconditionally.
Employee Stock Purchase Plan – In 2000, the Group established an Employee Stock Purchase Plan which allows all employees in the US to save a portion of their monthly salary over six-month
periods. At the end of the period, the employee has the option to purchase American Depositary Receipts (ADRs) with their accumulated funds at a purchase price equal to 85% of the lower of the market prices prevailing at the beginning or end of the period.
Long-Term Incentive Plan – The plan was first introduced in 2001 and from time to time the plan rules are renewed. The plan consists of restricted shares. The vesting of restricted shares is normally dependent on continuing service over a three
to five-year period, and in the case of Executive Directors and senior management upon the satisfaction of corporate performance targets over a three-year period. These targets may be based on market and/or non-market
performance criteria. Restricted shares awarded to Executive Directors in May 2022 and May 2021 vest dependent on relative total shareholder return (FTSE 100), net return on invested capital and adjusted earnings per share, and the May 2023 awards vest based on relative total shareholder return (FTSE 100 and S&P 500, excluding certain sectors), return on capital, adjusted earnings per share and an ESG measure. These awards are in addition to the 2020 co-investment
award for Andy Bird, vesting in three equal tranches based on market and non-market
performance underpins. The applicable market condition for the vesting of the final tranche is on relative total shareholder return (FTSE 100). Other restricted shares awarded in 2023, 2022 and 2021 generally vest depending on continuing service over periods of up to five years. Included within the total share-based payments charge in 2023 was £3m (2022: £3m; 2021: £nil) in respect of remuneration for post-acquisition services for recent acquisitions, which was included within other net gains and losses in the income statement.

Management Incentive Plan – The plan was introduced in 2017 combining the Group’s Annual Incentive Plan and Long-Term Incentive Plan for senior management. The number of shares to be granted to participants is dependent on Group performance in the calendar year preceding the date of grant (on the same basis as the Annual Incentive Plan). Subsequently, the shares vest dependent on continuing service over a three-year period, and additionally, in the case of the Pearson Executive Management team, upon satisfaction of non-market
based performance criteria as determined by the Remuneration Committee. In 2021 this scheme was replaced by the Long-Term Incentive Plan for senior management.
The following shares were granted under restricted share arrangements:

		2023		2022

	Number of shares 000s	Weighted average fair value £	Number of shares 000s	Weighted average fair value £
Long-Term Incentive Plan	5,572	6.99	7,584	7.61
In 2023, £23m (2022: £26m) of shares vested across the Worldwide Save for Shares Plan, the Long-Term Incentive Plan and the Management Incentive Plan.
The fair value of shares granted under the Long-Term Incentive Plan and the Management Incentive Plan that vest unconditionally is determined using the share price at the date of grant. Participants under the plans are entitled to dividends during the vesting period and therefore the share price is not discounted.
Restricted shares with a market performance condition were valued by an independent actuary using a Monte Carlo model. Restricted shares with a non-market
performance condition were fair valued based on the share price at the date of grant.
Non-market
performance conditions are taken into consideration by adjusting the number of shares expected to vest based on the most likely outcome of the relevant performance criteria.